Noncontrolling Interests (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Noncontrolling Interests
Beginning Balance	$ 4,346,216	$ 7,918,096	$ 7,918,096
Proportionate shares of net loss	(253,220)	$ (233,808)	(3,601,728)
Foreign currency translation adjustment	1,246		29,848
Total	$ 4,094,242		$ 4,346,216